Revenue - Schedule of Revenue Recognized in Statements of Profit or Loss (Parenthetical) (Detail) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue [abstract]
Deferred revenue from associate	€ 0.6	€ 0.6	€ 1.7	€ 2.8